Fair Values of Assets and Liabilities Fair Value, Transfers Between Fair Value Levels (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		$ 0	$ 0	$ 0
Fair Value Transfers Between Classes Excluded From Transfers Between Levels Amount				6,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		14	0	17
Fair Value Level, Transfer Out, Amount		(8)	(19)	(242)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		697	584	13,759
Fair Value Level, Transfer Out, Amount		(214)	(869)	(496)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		200	869	475
Fair Value Level, Transfer Out, Amount		(689)	(565)	(13,513)
Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Fair Value Disclosure, Collateralized Loan Obligations, Transfers From Level 3 To Level 2				231
Trading Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		15	0	0
Fair Value Level, Transfer Out, Amount		(9)	(11)	(242)
Trading Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		103	70	535
Fair Value Level, Transfer Out, Amount		(28)	(31)	(56)
Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		13	31	52
Fair Value Level, Transfer Out, Amount		(94)	(59)	(289)
Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Fair Value Disclosure, Collateralized Loan Obligations, Transfers From Level 3 To Level 2				12,500
Available-for-sale securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	17
Fair Value Level, Transfer Out, Amount		0	(8)	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		76	370	12,830
Fair Value Level, Transfer Out, Amount		(8)	(148)	(117)
Available-for-sale securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		8	148	100
Fair Value Level, Transfer Out, Amount		(76)	(362)	(12,830)
Fair Value Level, Transfer Out, Amount Except For	$ 640
Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Mortgages held for sale [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Mortgages held for sale [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		471	229	343
Fair Value Level, Transfer Out, Amount		(194)	(440)	(336)
Mortgages held for sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		194	440	336
Fair Value Level, Transfer Out, Amount		(471)	(229)	(343)
Loans Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Loans Receivable [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Loans Receivable [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	49	193
Fair Value Level, Transfer Out, Amount		0	(270)	0
Loans Receivable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	270	0
Fair Value Level, Transfer Out, Amount		0	(49)	(193)
Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Derivative [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Derivative [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		48	(134)	(142)
Fair Value Level, Transfer Out, Amount		15	20	13
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(15)	(20)	(13)
Fair Value Level, Transfer Out, Amount		(48)	134	142
Securities Sold, Not yet Purchased [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Securities Sold, Not yet Purchased [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(1)	0	0
Fair Value Level, Transfer Out, Amount		1	0	0
Securities Sold, Not yet Purchased [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(1)	0	0
Fair Value Level, Transfer Out, Amount		1	0	0
Securities Sold, Not yet Purchased [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		$ 0	$ 0	$ 0